SUPPLEMENT DATED JULY 29, 2024
         TO THE PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED APRIL 29, 2024
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Select II Variable Annuity

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This Supplement updates certain information in the Appendix A - Underlying Funds Available Under the Contract in the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Effective on or about July 29, 2024, the Current Expenses for below Underlying Funds have been updated as follows.



--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                            Class 3        1.01%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Growth Portfolio                              Class 3        1.05%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Growth Portfolio                     Class 3        1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                            Class 3        1.02%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Protection Portfolio          Class 3        0.90%
--------------------------------------------------------  ----------  -----------------
SA Columbia Focused Value Portfolio                         Class 2        0.87%*
--------------------------------------------------------  ----------  -----------------
SA Columbia Focused Value Portfolio                         Class 3        0.97%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Diversified Fixed Income Portfolio         Class 2        0.86%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Diversified Fixed Income Portfolio         Class 3        0.96%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Growth Portfolio                           Class 2        1.23%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Growth Portfolio                           Class 3        1.33%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Income Portfolio                           Class 2        1.29%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Income Portfolio                           Class 3        1.39%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Income/Equity Portfolio                    Class 2        1.29%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Income/Equity Portfolio                    Class 3        1.39%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed International Equity Portfolio             Class 2        1.19%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed International Equity Portfolio             Class 3        1.29%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Growth Portfolio                 Class 2        0.93%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Growth Portfolio                 Class 3        1.03%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Value Portfolio                  Class 2        0.97%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Value Portfolio                  Class 3        1.07%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Growth Portfolio                   Class 2        1.14%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Growth Portfolio                   Class 3        1.24%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Value Portfolio                    Class 2        1.13%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Value Portfolio                    Class 3        1.23%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Moderate Growth Portfolio                  Class 2        1.19%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Moderate Growth Portfolio                  Class 3        1.29%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Small Cap Portfolio                        Class 2        1.16%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Small Cap Portfolio                        Class 3        1.26%
--------------------------------------------------------  ----------  -----------------
SA Putnam Asset Allocation Diversified Growth Portfolio     Class 2        1.08%*
--------------------------------------------------------  ----------  -----------------
SA Putnam Asset Allocation Diversified Growth Portfolio     Class 3        1.18%*
--------------------------------------------------------  ----------  -----------------
SA T. Rowe Price Growth Stock Portfolio                     Class 2        1.02%
--------------------------------------------------------  ----------  -----------------
SA T. Rowe Price Growth Stock Portfolio                     Class 3        1.12%
--------------------------------------------------------  ----------  -----------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.



             Please keep this supplement with your Prospectus.